STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock Awards Activity (Details) shares in Thousands	12 Months Ended
Jan. 31, 2025 $ / shares shares
Shares or Units
Beginning balance (in shares) | shares	3,597
Granted (in shares) | shares	2,539
Released (in shares) | shares	(1,660)
Forfeited (in shares) | shares	(388)
Ending balance (in shares) | shares	4,088
Weighted-Average Grant-Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 5.44
Granted (in dollars per share) | $ / shares	7.69
Released (in dollars per share) | $ / shares	6.40
Forfeited (in dollars per share) | $ / shares	5.98
Ending balance (in dollars per share) | $ / shares	$ 6.40